Commitments and Contingencies - Legal Proceedings (Details) € in Millions			1 Months Ended		2 Months Ended	12 Months Ended
	Apr. 12, 2016 EUR (€)	Dec. 09, 2014 individual	Feb. 29, 2016	Dec. 31, 2015 EUR (€)	Jan. 31, 2016 lawsuit	Dec. 31, 2015 BRL individual	Dec. 31, 2015 USD ($) individual	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Tax settlement payments made								$ 19,934,000	$ 38,366,000
Texas Fun 5's Instant Ticket Game
Number of lawsuits filed | lawsuit					3
Steele, et al. v. GTECH Corporation
Number of individuals claiming damages | individual		518				1,000	1,000
Steele, et al. v. GTECH Corporation | Minimum
Damages claimed							$ 500,000,000
Nettles v. GTECH Corporation | Minimum
Damages claimed							4,000,000
McDonald v. GTECH Corporation | Minimum
Damages claimed							500,000
Italian Tax Matters
Alleged taxes, penalties and interest adjustments | €	€ 275.0			€ 200.0
Appeal period				60 days
Extension of appeal period			90 days
Alleged improper deduction of VAT | €	€ 140.0
Brazil ICMS Tax
Alleged taxes, penalties and interest adjustments						BRL 131,600,000	33,200,000
Brazil Icms Tax, Base Tax Obligation
Alleged taxes, penalties and interest adjustments						22,910,722	5,800,000
Brazil Icms Tax, Interest, Penalties and Fees
Alleged taxes, penalties and interest adjustments | BRL						BRL 108,700,000
Legal Proceedings
Provisions for litigation matters							$ 17,700,000